Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes

6. INCOME TAXES

The components of income tax expense from our wholly-owned operations and investments and our 60% controlling interest in joint ventures with Carrier are as follows:

Years Ended December 31,	2011	2010	2009
U.S. Federal	$50,197	$44,845	$24,308
State	6,338	5,515	2,448
Foreign	315	—	—

	$56,850	$50,360	$26,756

Current	$48,540	$37,635	$24,784
Deferred	8,310	12,725	1,972

	$56,850	$50,360	$26,756

We calculate our income tax expense and our effective tax rate for 100% of income attributable to our wholly-owned operations and investments and 60% of income attributable to our joint ventures with Carrier, which are taxed as partnerships for income tax purposes.

Following is a reconciliation of the effective income tax rate:

Years Ended December 31,	2011	2010	2009
U.S. federal statutory rate	35.0%	35.0%	35.0%
State income taxes, net of federal benefit and other	3.1	3.0	2.8
Tax effects on foreign income	(0.1)	—	—

Effective income tax rate attributable to Watsco, Inc.	38.0	38.0	37.8
Taxes attributable to noncontrolling interest	(8.8)	(6.9)	(3.6)

Effective income tax rate	29.2%	31.1%	34.2%

The following is a summary of the significant components of our current and long-term deferred tax assets and liabilities:

December 31,	2011	2010
Current deferred tax assets:
Capitalized inventory costs and inventory reserves	$2,966	$2,183
Allowance for doubtful accounts	1,634	1,122
Other current deferred tax assets	979	845
Self-insurance reserves	769	1,523

Total current deferred tax assets (1)	6,348	5,673

Long-term deferred tax assets:
Share-based compensation	11,688	9,890
Other long-term deferred tax assets	1,021	834
Net operating loss carryforwards	648	1,338
Unrealized loss on derivative instruments	—	152

	13,357	12,214
Valuation allowance	(423)	(1,117)

Total long-term deferred tax assets (2)	12,934	11,097

Long-term deferred tax liabilities:
Deductible goodwill	(46,057)	(37,567)
Depreciation	(2,500)	(20)
Other long-term deferred tax liabilities	(1,141)	(1,142)

Total long-term deferred tax liabilities (2)	(49,698)	(38,729)

Net deferred tax liabilities	$(30,416)	$(21,959)

(1)	Current deferred tax assets have been included in the consolidated balance sheets in other current assets.
(2)	Long-term deferred tax assets and liabilities have been included in the consolidated balance sheets in deferred income taxes and other liabilities.

U.S. income taxes have not been provided on the undistributed earnings of international subsidiaries, as those earnings are considered to be permanently reinvested in the operations of those subsidiaries.

Management has determined that $423 and $1,117 of valuation allowance was necessary at December 31, 2011 and 2010, respectively, to reduce the deferred tax assets to the amount that will more likely than not be realized. At December 31, 2011, there were state and other net operating loss carryforwards of $9,491, which expire in varying amounts from 2012 through 2031. These amounts are available to offset future taxable income. There were no federal net operating loss carryforwards at December 31, 2011.

We are subject to U.S. federal income tax, income tax of multiple state jurisdictions and foreign income tax. We are subject to tax audits in the various jurisdictions until the respective statutes of limitations expire. We are no longer subject to U.S. federal tax examinations for tax years prior to 2008. For the majority of states, we are no longer subject to tax examinations for tax years prior to 2007.

As of December 31, 2011 and 2010, the total amount of gross unrecognized tax benefits (excluding the federal benefit received from state positions) was $2,424 and $1,889, respectively. Of these totals, $1,773 and $1,419, respectively, (net of the federal benefit received from state positions) represent the amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate. Our continuing practice is to recognize penalties within selling, general and administrative expenses and interest related to income tax matters in income tax expense in the consolidated statements of income. As of December 31, 2011 and 2010, the cumulative amount of estimated accrued interest and penalties resulting from such unrecognized tax benefits was $495 and $379, respectively, and is included in deferred income taxes and other liabilities in the accompanying consolidated balance sheets.

The change in gross unrecognized tax benefits during 2011 and 2010 is as follows:

Gross balance at January 1, 2010	$1,990
Additions based on tax positions related to the current year	197
Reductions due to lapse of applicable statute of limitations	(298)

Gross balance at December 31, 2010	1,889
Additions based on tax positions related to the current year	542
Reductions due to lapse of applicable statute of limitations	(7)

Gross balance at December 31, 2011	$2,424